CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE
Treasury Shares
Melco’s treasury shares represent new shares issued by Melco and the shares repurchased by Melco under the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.
No ordinary shares were issued by Melco to its depositary bank for future vesting of restricted shares and exercise of share options during the years ended December 31, 2024, 2023 and 2022.
Melco issued

10,006,209
,
16,254,282
and
14,720,040
ordinary shares upon vesting of restricted shares; and

nil
,
82,242
and
nil
ordinary shares upon exercise of share options during the years ended December 31, 2024, 2023 and 2022, respectively.
On June 2, 2021, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on June 2, 2021 and expired on June 2, 2024

under a share repurchase program (the “2021 Share Repurchase Program”). Purchases under the 2021 Share Repurchase Program might be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
and/or Rule
10b5-1
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2021 Share Repurchase Program might be suspended, modified or terminated by Melco at any time prior to its expiration.
On June 3, 2024, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on June 3, 2024 and will expire on June 3, 2027 under a share repurchase program (the “2024 Share Repurchase Program”) and replaced the 2021 Share Repurchase Program which had expired. Purchases under the 2024 Share Repurchase Program may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule 10b-18 and/or Rule 10b5-1 of the U.S.

Securities Exchange Act, and/or in privately-negotiated transactions. The timing of the purchases and the amount of shares and/or ADSs purchased will be determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2024 Share Repurchase Program may be suspended, modified or terminated at any time, and Melco has no obligation to repurchase any amounts under the program.
On August 18, 2022, Melco, Melco International and Melco Leisure and Entertainment Group Limited (“Melco Leisure”), a subsidiary of Melco International, entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase 9,995,799 ordinary shares of Melco and 25,000,000 ADSs of Melco (equivalent to 75,000,000 ordinary shares) from Melco Leisure (the “2022 Share Repurchase”). On August 26, 2022, the Share Repurchase was completed for an aggregate consideration of $152,709, which represents an average price of $1.7967 per share or $5.39 per ADS. Following the completion of the 2022 Share Repurchase, 9,995,799 ordinary shares of Melco were retired (the “2022 Share Retirement”).
On March 8, 2023, Melco, Melco International and Melco Leisure entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase 40,373,076 ordinary shares of Melco from Melco Leisure (the “2023 Share Repurchase”). On March 10, 2023, the 2023 Share Repurchase was completed for an aggregate consideration of $169,836, which represents an average price of $4.2067 per share or $12.62 per ADS and 40,373,076 ordinary shares of Melco repurchased from Melco Leisure were retired on the same date (the “2023 Share Retirement”).
During the year ended December 31, 2024, 20,712,895 ADSs, equivalent to 62,138,685 ordinary shares were repurchased under the 2024 Share Repurchase Program, of which 53,138,685 ordinary shares repurchased were retired. Other than the 2023 Share Repurchase and the 2023 Share Retirement as described above, no ordinary shares were repurchased and retired during the year ended December 31, 2023. In addition to the 2022 Share Repurchase and the 2022 Share Retirement as described above, 5,929,076 ADSs, equivalent to 17,787,228 ordinary shares were repurchased under the 2021 Share Repurchase Program, of which 1,500,000 ordinary shares repurchased were retired during the year ended December 31, 2022.
As of December 31, 2024 and 2023, Melco had 1,351,540,382 and 1,404,679,067
issued ordinary shares; and
92,402,083 and 93,408,292 treasury shares, with 1,259,138,299 and 1,311,270,775 ordinary shares outstanding, respectively.